EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS - Financial information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Summarized Financial Information [Abstract]
Net Income (Loss)	$ 1,301,696	$ 3,260,810	$ 7,600,903	$ 6,018,657
Total Assets	40,971,027		38,503,148	24,330,974
Total Liabilities	32,942,672		31,776,489	19,384,909
Care Smile, LLC
Equity Method Investment, Summarized Financial Information [Abstract]
Net Income (Loss)			(96,927)	(20,630)
Total Assets	93,591		93,720
Total Liabilities	$ 243,833		$ 243,926	$ 53,278